Segments - Summary of Information by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sales Information [Line Items]
Cost of revenues	$ 64,130	$ 46,977
Gross profit (loss)	(1,893)	(11,817)
Launch Services [Member]
Sales Information [Line Items]
Revenues	38,971	33,085
Cost of revenues	53,827	45,872
Gross profit (loss)	(14,856)	(12,787)
Space Systems [Member]
Sales Information [Line Items]
Revenues	23,266	2,075
Cost of revenues	10,303	1,105
Gross profit (loss)	$ 12,963	$ 970